Fair Value Measurements (Details) - Schedule of fair value of the derivative warrant liabilities - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - USD ($)	3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Derivative warrant liabilities beginning balance	$ 5,467,500	$ 7,492,500
Change in fair value of derivative warrant liabilities	2,632,500	(2,025,000)
Derivative warrant liabilities ending balance	$ 8,100,000	$ 5,467,500